Securities - Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Securities
Less than 12 Months, Fair Value	$ 17,503	$ 127,876
Less than 12 Months, Unrealized Losses	(219)	(2,478)
12 Months or More, Fair Value	125,882	80,907
12 Months or More, Unrealized Losses	(7,170)	(9,987)
Total, Fair Value	143,385	208,783
Total, Unrealized Losses	(7,389)	(12,465)
US government agencies
Securities
12 Months or More, Fair Value	2,454	12,254
12 Months or More, Unrealized Losses	(46)	(246)
Total, Fair Value	2,454	12,254
Total, Unrealized Losses	(46)	(246)
Subordinated notes
Securities
Less than 12 Months, Fair Value	1,916
Less than 12 Months, Unrealized Losses	(84)
12 Months or More, Fair Value	18,993	24,118
12 Months or More, Unrealized Losses	(1,407)	(2,824)
Total, Fair Value	20,909	24,118
Total, Unrealized Losses	(1,491)	(2,824)
State and municipal obligations
Securities
Less than 12 Months, Fair Value	15,587	127,876
Less than 12 Months, Unrealized Losses	(135)	(2,478)
12 Months or More, Fair Value	104,435	44,535
12 Months or More, Unrealized Losses	(5,717)	(6,917)
Total, Fair Value	120,022	172,411
Total, Unrealized Losses	$ (5,852)	$ (9,395)